Subsequent Event	12 Months Ended
Dec. 31, 2017
Subsequent Event [Abstract]
SUBSEQUENT EVENT

29. SUBSEQUENT EVENT

On January 16, 2018, the Company received a subpoena from Xinjiang superior people’s court. China Great Wall Assets Management Co, Ltd. sued the Company and its guarantors for a default on the loan, plus penalties. The case is in the process. The Company is actively negotiating with China Great Wall Assets Management Co, Ltd. regarding the debt restructuring.

On March 6, 2018, the Company filed a registration statement on Form F-3 statement with the SEC. The registration statement was declared effective on March 22, 2018.